Stradley Ronon Stevens & Young, LLP Suite 2600 2005 Market Street Philadelphia, PA 19103 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Joel D. Corriero
(215) 564-8528
jcorriero@stradley.com

1933 Act Rule 497(j)
1933 Act File No. 333-257356
1940 Act File No. 811-23710

September 6, 2022

VIA EDGAR TRANSMISSION
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Milliman Variable Insurance Trust (“Trust”)
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 8, Amendment No. 10 (the “Amendment”), to the Registration Statement of the Trust, which was electronically filed with the U.S. Securities and Exchange Commission on August 9, 2022. It was proposed that the Amendment become effective on August 10, 2022.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, Alan P. Goldberg at (312) 964-3503.

Very truly yours, /s/Joel D. Corriero Joel D. Corriero

cc:     Ehsan K. Sheikh
          Alan P. Goldberg

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